Other liabilities - Share-based payment arrangements (Details) - Ferroglobe PLC Equity Incentive Plan									12 Months Ended
	Dec. 16, 2020 USD ($) Y $ / shares	Mar. 13, 2019 USD ($) Y $ / shares	Jun. 14, 2018 USD ($) $ / shares	Mar. 21, 2018 USD ($) Y $ / shares	Jun. 20, 2017 USD ($) Y $ / shares	Jun. 01, 2017 USD ($) Y $ / shares	Nov. 24, 2016 USD ($) $ / shares	May 29, 2016	Dec. 31, 2020 USD ($) EquityInstruments Y $ / shares shares	Dec. 31, 2019 USD ($) EquityInstruments Y $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments									2,908,209	2,175,853
Shares subject to performance conditions Outstanding | shares									2,828,681	2,026,460
Service condition								3 years	3 years
Percentage of share price									40.00%
Percentage of operating (loss) profit									30.00%
Percentage of net cash flow									20.00%
Number of options with no performance obligations									79,528	149,393
Weighted average fair value of share options granted	$ 1.23	$ 2.69		$ 22.56	$ 15.90	$ 16.77
Grant date share price | $ / shares	$ 1.61	$ 2.44		$ 15.19	$ 10.50	$ 10.96
Exercise price | $ / shares	$ 0.00	$ 0.00		$ 0.00	$ 0.00	$ 0.00			$ 1.23	$ 2.69
Expected volatility	91.30%	53.54%		49.86%	43.15%	43.09%
Option life | Y	4.00	3.00		3.00	3.00	3.00			11.93	8.52
Risk-free interest rate	0.27%	2.40%		2.48%	1.52%	1.44%
Performance period remaining at grant date	4 years 15 days	2 years 9 months 22 days		2 years 9 months 11 days	2 years 6 months 11 days	2 years 6 months 29 days			3 years
Company TSR at grant date		(48.10%)		2.10%	(0.30%)	4.00%
Median comparator group TSR at grant date		(4.80%)		(6.20%)	(7.20%)	(3.70%)
Median index TSR at grant date		10.90%		(8.40%)	0.60%	4.80%
Share based compensation expense									$ 2,017,000	$ 4,879,000
Grant date of December 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments									882,850
Weighted average fair value of share options granted									$ 1.23
Exercise price | $ / shares
Grant date of March 13, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments									1,184,441	1,184,441
Weighted average fair value of share options granted									$ 2.69
Exercise price | $ / shares
Grant date of June 14, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments									78,694	129,930
Weighted average fair value of share options granted			$ 9.34
Exercise price | $ / shares
Grant date of March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments									287,080	287,080
Weighted average fair value of share options granted				$ 22.56
Exercise price | $ / shares
Grant date of June 20, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments									17,342	17,342
Weighted average fair value of share options granted					$ 15.90
Exercise price | $ / shares
Grant date of June 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments									834	19,463
Weighted average fair value of share options granted									$ 10.96
Exercise price | $ / shares
Grant date of June 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments									346,215	382,002
Weighted average fair value of share options granted						$ 16.77
Exercise price | $ / shares
Grant date of November 24, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments									110,753	155,595
Weighted average fair value of share options granted							$ 16.66
Exercise price | $ / shares
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent									0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent									200.00%